Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2022
Entity File Number	001-38944
Entity Registrant Name	Akero Therapeutics, Inc.
Entity Central Index Key	0001744659
Entity Tax Identification Number	81-5266573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Gateway Boulevard
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	487-6488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AKRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false